UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZS Structured Credit Capital Management, L.P.
Address: 300 Atlantic Street, Suite 1103

         Stamford, CT  06901

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Song
Title:     Officer
Phone:     203-428-3201

Signature, Place, and Date of Signing:

     Kenneth Song     Stamford, CT     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $86,380 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBI-CONSOLIDATED INC       COM              003924107       68    24000 SH       SOLE                    24000        0        0
ALLTEL CORP                    COM              020039103    10230   165000 SH       SOLE                   165000        0        0
ALLTEL CORP                    PUT              020039953    12400   200000 SH  PUT  SOLE                   200000        0        0
AMERICAN AXLE & MFG HLDGS IN   PUT              024061953     1368    50000 SH  PUT  SOLE                    50000        0        0
AMKOR TECHNOLOGY INC           PUT              031652950     3120   250000 SH  PUT  SOLE                   250000        0        0
FORD MTR CO DEL                PUT              345370950     4059   514400 SH  PUT  SOLE                   514400        0        0
GENERAL MTRS CORP              PUT              370442955    22842   745500 SH  PUT  SOLE                   745500        0        0
HAYES LEMMERZ INTL INC         COM NEW          420781304      219    30000 SH       SOLE                    30000        0        0
ISHARES TR                     RUSSELL 2000     464287655      323     4060 SH       SOLE                     4060        0        0
LEAR CORP                      PUT              521865955    12779   350000 SH  PUT  SOLE                   350000        0        0
MOODYS CORP                    PUT              615369955     6206   100000 SH  PUT  SOLE                   100000        0        0
MOTOROLA INC                   COM              620076109     2606   147500 SH       SOLE                   147500        0        0
RELIANT ENERGY INC             PUT              75952B955    10160   500000 SH  PUT  SOLE                   500000        0        0